UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
Consumer Discretionary — 17.5%
	Distributors — 0.2%
327	Genuine Parts Co.	28,417

	Hotels, Restaurants & Leisure — 1.6%
2,783	Marriott International, Inc., Class A	155,921
733	Wyndham Worldwide Corp.	53,692
419	Yum! Brands, Inc.	31,591

		241,204

	Household Durables — 1.8%
2,179	Jarden Corp. (a)	130,386
1,033	Mohawk Industries, Inc. (a)	140,427

		270,813

	Internet & Catalog Retail — 1.3%
2,763	Expedia, Inc.	200,303

	Media — 2.6%
854	CBS Corp. (Non-Voting), Class B	52,806
3,776	Clear Channel Outdoor Holdings, Inc., Class A	34,399
2,609	DISH Network Corp., Class A (a)	162,284
4,963	Gannett Co., Inc.	136,980

		386,469

	Multiline Retail — 2.7%
1,699	Family Dollar Stores, Inc.	98,565
4,213	Kohl’s Corp.	239,310
1,012	Nordstrom, Inc.	63,180

		401,055

	Specialty Retail — 6.1%
345	AutoZone, Inc. (a)	185,424
1,594	Bed Bath & Beyond, Inc. (a)	109,634
2,863	Best Buy Co., Inc.	75,612
5,961	Gap, Inc. (The)	238,814
2,204	PetSmart, Inc.	151,846
1,183	Tiffany & Co.	101,912
794	TJX Cos., Inc. (The)	48,180

		911,422

	Textiles, Apparel & Luxury Goods — 1.2%
1,000	PVH Corp.	124,823
945	V.F. Corp.	58,468

		183,291

	Total Consumer Discretionary	2,622,974

Consumer Staples — 5.0%
	Beverages — 1.6%
584	Brown-Forman Corp., Class B	52,420
3,350	Dr. Pepper Snapple Group, Inc.	182,425

		234,845

	Food & Staples Retailing — 1.7%
4,304	Kroger Co. (The)	187,870
10,689	Rite Aid Corp. (a)	67,018

		254,888

	Food Products — 0.7%
1,054	Hershey Co. (The)	110,033

	Household Products — 1.0%
1,445	Energizer Holdings, Inc.	145,588

	Total Consumer Staples	745,354

Energy — 5.2%
	Oil, Gas & Consumable Fuels — 5.2%
2,234	Energen Corp.	180,510
1,426	EQT Corp.	138,270
3,480	PBF Energy, Inc., Class A	89,773
3,787	QEP Resources, Inc.	111,485
3,099	Southwestern Energy Co. (a)	142,570
2,675	Williams Cos., Inc. (The)	108,553

	Total Energy	771,161

Financials — 28.8%
	Banks — 6.5%
1,273	City National Corp.	100,178
10,519	Fifth Third Bancorp	241,409
1,701	First Republic Bank	91,864
7,112	Huntington Bancshares, Inc.	70,910
1,674	M&T Bank Corp.	203,052
4,582	SunTrust Banks, Inc.	182,317
2,475	Zions Bancorporation	76,663

		966,393

	Capital Markets — 5.2%
2,108	Ameriprise Financial, Inc.	232,030
4,087	Invesco Ltd.	151,206
1,505	Legg Mason, Inc.	73,789
2,343	Northern Trust Corp.	153,608
2,019	T. Rowe Price Group, Inc.	166,236

		776,869

	Insurance — 9.4%
255	Alleghany Corp. (a)	104,081
1,445	Chubb Corp. (The)	129,010
4,182	Hartford Financial Services Group, Inc. (The)	147,500
5,702	Loews Corp.	251,165

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
5,681	Marsh & McLennan Cos., Inc.	280,084
6,484	Old Republic International Corp.	106,332
3,893	Unum Group	137,465
2,892	W.R. Berkley Corp.	120,348
4,251	XL Group plc, (Ireland)	132,830

		1,408,815

	Real Estate Investment Trusts (REITs) — 6.9%
2,418	American Campus Communities, Inc.	90,321
1,079	AvalonBay Communities, Inc.	141,735
2,925	Brixmor Property Group, Inc.	62,387
4,758	General Growth Properties, Inc.	104,680
6,855	Kimco Realty Corp.	149,985
2,767	Rayonier, Inc.	127,027
1,839	Regency Centers Corp.	93,913
1,694	Vornado Realty Trust	166,985
3,030	Weyerhaeuser Co.	88,922

		1,025,955

	Real Estate Management & Development — 0.5%
3,956	Brookfield Property Partners LP	73,983

	Thrifts & Mortgage Finance — 0.3%
4,827	Hudson City Bancorp, Inc.	47,445

	Total Financials	4,299,460

Health Care — 5.3%
	Health Care Equipment & Supplies — 0.8%
2,944	CareFusion Corp. (a)	118,409

	Health Care Providers & Services — 4.5%
2,159	AmerisourceBergen Corp.	141,619
2,024	Brookdale Senior Living, Inc. (a)	67,834
2,499	Cigna Corp.	209,200
822	Henry Schein, Inc. (a)	98,099
1,431	Humana, Inc.	161,255

		678,007

	Total Health Care	796,416

Industrials — 9.8%
	Building Products — 0.7%
2,399	Fortune Brands Home & Security, Inc.	100,933

	Electrical Equipment — 2.8%
2,856	AMETEK, Inc.	147,053
1,092	Hubbell, Inc., Class B	130,844
1,990	Regal-Beloit Corp.	144,709

		422,606

	Industrial Conglomerates — 1.2%
2,371	Carlisle Cos., Inc.	188,111

	Machinery — 2.9%
2,379	IDEX Corp.	173,416
2,770	Rexnord Corp. (a)	80,279
1,540	Snap-on, Inc.	174,707

		428,402

	Professional Services — 1.1%
2,550	Equifax, Inc.	173,457

	Trading Companies & Distributors — 1.1%
1,837	MSC Industrial Direct Co., Inc., Class A	158,939

	Total Industrials	1,472,448

Information Technology — 9.8%
	Communications Equipment — 0.7%
4,121	CommScope Holding Co., Inc. (a)	101,706

	Electronic Equipment, Instruments & Components — 3.0%
2,555	Amphenol Corp., Class A	234,128
3,633	Arrow Electronics, Inc. (a)	215,631

		449,759

	IT Services — 1.3%
3,488	Jack Henry & Associates, Inc.	194,519

	Semiconductors & Semiconductor Equipment — 3.8%
3,918	Analog Devices, Inc.	208,228
2,110	KLA-Tencor Corp.	145,881
3,764	Xilinx, Inc.	204,263

		558,372

	Software — 1.0%
4,011	Synopsys, Inc. (a)	154,045

	Total Information Technology	1,458,401

Materials — 7.6%
	Chemicals — 4.2%
1,818	Airgas, Inc.	193,630
2,764	Albemarle Corp.	183,616
513	Sherwin-Williams Co. (The)	101,035
1,642	Sigma-Aldrich Corp.	153,329

		631,610

	Containers & Packaging — 3.4%
4,294	Ball Corp.	235,354
1,267	Rock-Tenn Co., Class A	133,797
2,826	Silgan Holdings, Inc.	139,940

		509,091

	Total Materials	1,140,701

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Utilities — 9.2%
	Electric Utilities — 2.8%
2,347	Edison International	132,858
4,458	Westar Energy, Inc.	156,750
4,473	Xcel Energy, Inc.	135,806

		425,414

	Gas Utilities — 1.6%
1,400	National Fuel Gas Co.	98,050
5,649	Questar Corp.	134,331

		232,381

	Multi-Utilities — 4.8%
5,798	CenterPoint Energy, Inc.	137,357
5,377	CMS Energy Corp.	157,431
3,360	NiSource, Inc.	119,372
1,951	Sempra Energy	188,750
2,585	Wisconsin Energy Corp.	120,311

		723,221

	Total Utilities	1,381,016

	Total Common Stocks (Cost $9,836,799)	14,687,931

Short-Term Investment — 2.2%
	Investment Company — 2.2%
324,591	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $324,591)	324,591

	Total Investments — 100.4% (Cost $10,161,390)	15,012,522
	Liabilities in Excess of Other Assets — (0.4)%	(65,185)

	NET ASSETS — 100.0%	$14,947,337

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,860,772
Aggregate gross unrealized depreciation	(9,640)

Net unrealized appreciation/depreciation	$4,851,132

Federal income tax cost of investments	$10,161,390

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,012,522	$—	$—	$15,012,522

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2014